Business Description (Tables)	12 Months Ended
Mar. 31, 2026
Business Description [Abstract]
Schedule of the Company's Principal Subsidiaries

As of March 31, 2026, the Company’s principal subsidiaries are as follows:

	Date of incorporation / acquisition	Place of incorporation	Percentage of legal ownership	Principal activities
Wholly owned subsidiaries
We Health Limited (“We Health”)	July 8, 2021	New York	100%	Investment holding
Akso Medical Cloud Limited (“Akso Medical Cloud”)	November 15, 2023	BVI	100%	Investment holding
We Healthy Limited (“We Healthy”)	December 15, 2021	Hong Kong	51%	Investment holding
Akso Medi—care Limited (“Akso Medi—care”)	December 4, 2023	Hong Kong	100%	Investment holding
Akso Remote Medical Consultation Center Inc. (“Akso Remote Medical”)	January 3, 2022	Wyoming	100%	Provision of health treatment services
Akso Online MediTech Co., Ltd.(“Akso Online MediTech”)	January 4, 2022	Wyoming	100%	Sales of medical devices
Akso First Health Treatment Center Inc. (“Akso First Health”)	January 4, 2022	Massachusetts	100%	Provision of health treatment services
Tianjin Akso Enterprise Management Co., Limited. (Wholly Owned Foreign Enterprise,“WOFE”, “Tianjin Akso”)	January 16, 2024	PRC	100%	Provision of consultancy support
Qindao Akso Health Management Co., Limited (“Qingdao Akso”)	January 26, 2022	PRC	51%	Provision of health treatment services
Tianjin Wangyi Cloud Technology Co., Ltd.	April 15, 2024	PRC	100%	Provision of marketing promotion service
Tianjin Deyihui Internet Hospital Co., Ltd. (“Deyihui Hospital”)	April 15, 2024	PRC	100%	Provision of health treatment services
Deyihui (Tianjin) Comprehensive Outpatient Department Co., Ltd (formerly known as Tianjin Deyihui Clinic Co., Ltd. (“Deyihui Tianjin”)	April 15, 2024	PRC	100%	Provision of health treatment services
Tianjin Akso Technology Co., Ltd.	September 2, 2025	PRC	100%	Provision of health treatment services